Redeemable convertible preferred stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Redeemable convertible preferred stock [Abstract]
Schedule of redeemable convertible preferred stock
	Authorized $0.0001 par value	Shares issued and outstanding	Issuance price per share	Per share conversion price	Aggregate redemption amount	Carrying value
Series A	95,418.000	95,418.000	62.8	62.8	11,987,196	9,814,725
Series B	49,635.000	49,635.000	377.8	377.8	37,500,000	32,074,289
Series C	4,910.000	4,909.756	1,018.4	1,018.4	10,000,000	8,412,280
Series D	91,195.000	91,194.915	666.7	666.7	121,000,000	87,189,092
Series U	66,141.000	66,140.480	1,048.4	1,048.4	72,558,109	69,926,851
	307,299.000	307,298.151			253,045,305	207,417,237

	Authorized $0.0001 par value	Shares issued and outstanding	Issuance price per share	Per share conversion price	Aggregate redemption amount	Carrying value
Series A	95,418.000	95,418.000	62.8	62.8	11,987,196	9,814,725
Series B	49,635.000	49,635.000	377.8	377.8	37,500,000	32,074,289
Series C	4,910.000	4,909.756	1,018.4	1,018.4	10,000,000	8,412,280
Series D	91,195.000	91,194.915	666.7	666.7	121,000,000	87,189,092
Series U	66,141.000	66,140.480	1,048.4	1,048.4	72,558,109	69,926,851
	307,299.000	307,298.151			253,045,305	207,417,237